Inventories - Schedule of Inventories (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Gold-in-process and stockpiles	$ 791.0	$ 814.6
Consumable stores	258.1	265.2
Total inventories	1,049.1	1,079.8
Heap leach and stockpiles inventories included in non-current assets	(349.8)	(251.9)
Total current inventories	699.3	827.9
Consumable stores	392.2	400.8	$ 397.4
Inventory write-down	$ 3.0	$ 33.8	$ 0.0